                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-06071

                           SCUDDER INSTITUTIONAL FUNDS
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        06/30

Date of reporting period:       06/30/05

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Daily Assets Fund
Institutional
Annual Report
to Shareholders
June 30, 2005

 Contents

3	Portfolio Management Review
6	Information About Your Fund’s Expenses
8	Portfolio Summary
9	Investment Portfolio
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Tax Information
24	Trustees and Officers
28	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund’s prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

2   Scudder Daily Assets Fund Institutional

 Portfolio Management Review

In the following interview, Lead Portfolio Manager Christine C. Haddad discusses the market environment and the portfolio management team’s approach to managing Scudder Daily Assets Fund Institutional during the fund’s most recent fiscal year ended June 30, 2005.

Q: Will you discuss the market environment for the fund during the 12-month period?

A: Short-term interest rates rose steadily during the period as investors reacted to rising oil prices, increasing signs of inflationary pressure and the continued series of interest rate increases by the US Federal Reserve (the Fed). In June 2004, following a substantial improvement in job creation and sharply higher market interest rates, the Fed enacted its “measured pace” interest rate policy, moving away from an accommodative stance of low short-term interest rates to try to prevent inflation from accelerating to the point where it would hurt the economy. Under the policy, the Fed increased the federal funds rate by 25 basis points (0.25%) at each of its nine policy meetings from June 2004 through June 2005. At the close of the fund’s fiscal year on June 30, the fed funds rate stood at 3.25%, up from 1.00% at the start of 2004.

In the second half of 2004, the US economy maintained a 4% growth rate in the face of rising petroleum prices. As we moved into the fourth quarter of 2004 and the first quarter of 2005, corporate pricing power (the ability of companies to raise prices to boost profits while retaining market share) began to strengthen as inflationary pressures took hold. Monthly job growth remained an economic indicator for investors, but the market’s focus gradually shifted to a careful watch for signs of increased inflation. In February, oil prices, which had moderated toward the end of 2004, started to rise once again.

The one-year LIBOR rate, an industry standard for measuring one-year money market rates, stood at a four-year high of 3.90% at the close of the period. The premium

Scudder Daily Assets Fund Institutional    3

level of LIBOR (which is set by the market) over the fed funds rate (which is fixed by the Federal Reserve) of 3.25% represented the market’s concern that the Fed may have to continue raising short-term interest rates to keep inflation under control. A premium LIBOR rate also meant that many market participants had reevaluated their portfolios and sold some riskier issues following announcements of credit problems in the automobile and airline industries. These actions tended to boost yields and depress prices in the credit markets overall.

Q: How did the fund perform over its most recent fiscal year and what has been the strategy for the fund?

A: For the period, the fund registered favorable performance and achieved its stated objective of seeking a high level of current income consistent with liquidity and the preservation of capital. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

During the fiscal year, our strategy was to keep the portfolio’s average maturity relatively short in order to reduce risk, generally limiting our purchases to three-month maturity issues and shorter-term securities. (Shorter-term securities are generally less risky than longer-term securities, and are therefore potentially more attractive in a difficult environment.) From time to time, when the market offered more attractive yields at longer maturities, we added some longer-term issues. In addition, our decision to maintain a significant allocation in floating-rate securities — whose yields adjust to market rates — was helpful to performance during a period of rising interest rates. (The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they tend to provide flexibility in an uncertain interest rate environment.) The remainder of the

4   Scudder Daily Assets Fund Institutional

fund’s portfolio is invested in fixed-rate securities, certificates of deposit and repurchase agreements.[1]

Q: What detracted from performance during the period?

A: In December, we kept additional cash on hand — as we do each year — to meet any tax-related redemptions as well as investors’ year-end liquidity needs. This detracted somewhat from yield and total return.

Q: Will you describe your management philosophy?

A: We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield

7-day
current
yield

June 30, 2005	3.19%*

June 30, 2004	1.14%*

*The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 3.11% as of June 30, 2005 and 1.06% as of June 30, 2004.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund’s shares outstanding. Please call the Service Center at 1-800-730-1313 for the fund’s most recent month-end performance.

[1]	Repurchase Agreements (Repos) — an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest bearing, short-term “parking place” for large sums of money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Daily Assets Fund Institutional    5

 Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund’s expenses in two ways:

■	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

■	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

6   Scudder Daily Assets Fund Institutional

Scudder Daily Assets Fund Institutional

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005

Actual Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,013.70

Expenses Paid per $1,000*	$.15

Hypothetical 5% Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,024.65

Expenses Paid per $1,000*	$.15

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

Scudder Daily Assets Fund Institutional	.03%

For more information, please refer to the Fund’s prospectus.

Scudder Daily Assets Fund Institutional    7

 Portfolio Summary

Asset Allocation	6/30/2005	6/30/2004

Short-Term Notes	34%	23%
Repurchase Agreements	27%	15%
Certificates of Deposit and Bank Notes	16%	19%
Commercial Paper	11%	36%
Master Notes	5%	—
Promissory Notes	5%	3%
US Government Sponsored Agencies[1]	1%	3%
Time Deposit	1%	—
Asset Backed	—	1%

	100%	100%

1	Not backed by the full faith and credit of the US Government

Weighted Average Maturity

Scudder Daily Assets Fund Institutional	28 days	50 days
First Tier Institutional Money Fund Average*	33 days	43 days

*	The Fund is compared to its respective iMoneyNet category: the First Tier Institutional Money Fund Average consists of all non-governmental institutional funds investing in only first tier (U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes and Asset Backed Commercial Paper) securities.

Asset allocation is subject to change. For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the fund is available on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

8   Scudder Daily Assets Fund Institutional

Investment Portfolio	as of June 30, 2005

	Principal
Investment Portfolio	Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 16.6%
Bank of Tokyo-Mitsubishi, 3.31%, 8/9/2005	75,000,000	75,000,000
BNP Paribas, 3.02%, 8/22/2005	50,000,000	50,000,000
Calyon, 3.27%, 3/6/2006	20,000,000	20,000,000
Depfa Bank PLC:
3.22%, 2/6/2006	25,000,000	25,000,000
3.25%, 8/26/2005	25,000,000	25,000,000
HBOS Treasury Services PLC:
3.04%, 7/5/2005	75,000,000	75,000,000
3.29%, 9/6/2005	25,000,000	25,000,000
3.62%, 4/12/2006	15,000,000	15,000,000
LaSalle Bank NA, 3.59%, 1/4/2006	25,000,000	25,000,000
Societe Generale:
2.955%, 8/8/2005	25,000,000	25,000,130
3.045%, 7/1/2005	60,000,000	60,000,000
3.265%, 3/3/2006	25,000,000	25,000,000
Toronto Dominion Bank:
3.6%, 6/7/2006	15,000,000	15,000,000
3.73%, 6/23/2006	10,000,000	10,000,000
UniCredito Italiano SpA,
3.185%, 8/15/2005	25,000,000	25,000,000

Total Certificates of Deposit and Bank Notes (Cost $495,000,130)		495,000,130

Commercial Paper** 11.0%
Atlantis One Funding Corp.:
3.16%, 8/16/2005	50,000,000	49,798,111
3.26%, 8/9/2005	66,524,000	66,289,059
3.29%, 8/10/2005	10,000,000	9,963,445
Bank of America Corp., 3.25%, 8/9/2005	25,000,000	24,911,979
Charta, LLC, 3.27%, 8/3/2005	48,300,000	48,155,221
Edison Asset Securitization LLC, 3.01%, 7/1/2005	40,000,000	40,000,000
National Rural Utilities CFC, 3.34%, 8/11/2005	45,000,000	44,828,825
RWE AG, 2.92%, 8/8/2005	25,000,000	24,922,944
Santander Central Hispano Finance (Delaware), Inc., 2.89%, 8/4/2005	10,000,000	9,972,706
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	10,000,000	9,783,243

Total Commercial Paper (Cost $328,625,533)		328,625,533

The accompanying notes are an integral part of the financial statements.

Scudder Daily Assets Fund Institutional    9

	Principal
Investment Portfolio	Amount ($)	Value ($)

Short Term Notes* 33.9%
American Honda Finance Corp., 144A, 3.39%, 8/8/2005	27,500,000	27,503,473
Australia & New Zealand Banking Group Ltd., 3.28%, 6/23/2006	20,000,000	20,000,000
Branch Banking & Trust Co., 3.268%, 3/15/2006	75,000,000	74,985,459
Citigroup, Inc., 3.555%, 3/20/2006	24,875,000	24,905,226
Greenwich Capital Holdings, Inc., 3.17%, 11/14/2005	25,000,000	25,000,000
Harris Trust & Savings Bank, 3.065%, 2/2/2006	90,000,000	89,997,337
Merrill Lynch & Co., Inc., 3.18%, 1/4/2006	25,000,000	25,000,000
Morgan Stanley, 3.508%, 11/15/2005	140,000,000	140,000,000
Natexis Banque Populaires:
3.598%, 1/9/2006	60,000,000	60,025,198
3.618%, 11/23/2005	100,000,000	100,047,616
National City Bank of Cleveland, 3.285%, 10/31/2005	25,000,000	24,999,562
Skandinaviska Enskila Banken, 144A, 3.27%, 7/18/2006	50,000,000	50,000,000
SunTrust Bank NA, 3.17%, 4/28/2006	125,000,000	125,000,000
Tango Finance Corp.:
144A, 3.275%, 2/2/2006	50,000,000	49,998,521
144A, 3.28%, 1/25/2006	50,000,000	50,000,000
Toyota Motor Credit Corp., 3.25%, 4/10/2006	50,000,000	50,000,000
UniCredito Italiano SpA:
3.258%, 2/28/2006	50,000,000	49,987,486
3.4%, 9/26/2005	25,000,000	24,997,905

Total Short Term Notes (Cost $1,012,447,783)		1,012,447,783

US Government Sponsored Agencies 1.5%
Federal National Mortgage Association:
2.84%**, 8/3/2005	25,000,000	24,934,916
2.895%**, 8/1/2005	20,000,000	19,950,142

Total US Government Sponsored Agencies(Cost $44,885,058)		44,885,058

Municipal Bonds and Notes 0.3%
North Texas, Higher Education Authority Inc.,
Student Loan Revenue Series B, 3.32%*, 12/1/2044 (e) (Cost $10,000,000)	10,000,000	10,000,000

The accompanying notes are an integral part of the financial statements.

10   Scudder Daily Assets Fund Institutional

	Principal
Investment Portfolio	Amount ($)	Value ($)

Promissory Notes 5.1%
The Goldman Sachs Group, Inc.:
3.256%*, 10/7/2005	25,000,000	25,000,000
3.36%*, 2/16/2006	75,000,000	75,000,000
3.538%*, 8/5/2005	12,000,000	12,000,000
3.538%*, 8/10/2005	40,000,000	40,000,000

Total Promissory Notes (Cost $152,000,000)		152,000,000

Time Deposit 0.9%
Societe Generale, 3.4%, 7/1/2005 (Cost $25,000,000)	25,000,000	25,000,000

Master Notes 5.2%
Bear Stearns & Co., Inc., 3.588%*, 7/1/2005 (Cost $155,000,000)	155,000,000	155,000,000

Repurchase Agreements*** 28.0%
Bank of America, 3.4%, dated 6/30/2005, to be repurchased at $305,132,391 on 7/1/2005(b)	305,103,576	305,103,576
Countrywide Securities Corp., 3.45%, dated 6/30/2005, to be repurchased at $508,291,678 on 7/1/2005(c)	508,242,971	508,242,971
JPMorgan Securities, Inc., 3.43%, dated 6/30/2005, to be repurchased at $24,002,287 on 7/1/2005(d)	24,000,000	24,000,000

Total Repurchase Agreements (Cost $837,346,547)		837,346,547

	% of
	Net Assets

Total Investment Portfolio (Cost $3,060,305,051)(a)	102.5	3,060,305,051
Other Assets and Liabilities, Net	(2.5)	(73,605,906)

Net Assets	100.0	2,986,699,145

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon–equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

**	Annualized yield at time of purchase; not a coupon rate.

***	Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities.

(a)	Cost for federal income tax purposes was $3,060,305,051.

The accompanying notes are an integral part of the financial statements.

Scudder Daily Assets Fund Institutional    11

(b)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

246,487,484	Federal Home Loan Mortgage Corp.	4.5-6.0	8/1/2034-5/1/2035	225,039,524
87,915,553	Federal National Mortgage Association	5.0-6.0	6/1/2034-8/1/2034	89,217,160

Total Collateral Value				314,256,684

(c)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

113,280,079	Federal Home Loan Mortgage Corp.	3.325-6.0	5/1/2020-6/1/2035	115,080,643
397,510,916	Federal National Mortgage Association	3.704-7.0	6/1/2018-7/1/2035	407,512,154

Total Collateral Value				522,592,797

(d)	Collateralized by $24,677,427 Federal Home Loan Mortgage Corp., 4.0%, maturing on 4/15/2017 with a value of $24,720,623.

(e)	Bond is insured by:

As of % of Total
Insurance Coverage	Investment Portfolio

Ambac Financial Group	0.3

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

12   Scudder Daily Assets Fund Institutional

 Financial Statements

Statements of Assets and Liabilities as of June 30, 2005

Assets

Investments:
Investments in securities, at amortized cost	2,222,958,504

Repurchase agreements, at amortized cost	837,346,547

Total investments in securities, at amortized cost	3,060,305,051

Cash	2,042,863

Interest receivable	7,496,292

Other assets	21,521

Total assets	3,069,865,727

Liabilities

Payable for investment purchased	75,000,000

Dividends payable	7,959,045

Accrued advisory fee	44,851

Other accrued expenses and payables	162,686

Total liabilities	83,166,582

Net assets, at value	2,986,699,145

Net Assets

Net assets consist of:
Undistributed net investment income	206,199

Accumulated realized gain (loss)	(838,868)

Paid-in capital	2,987,331,814

Net assets, at value	2,986,699,145

Net Asset Value, offering and redemption price per share ($2,986,699,145 ÷ 2,987,331,824 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Scudder Daily Assets Fund Institutional    13

Statement of Operations for the year ended June 30, 2005

Investment Income

Income:
Interest	68,229,210

Expenses:
Advisory fee	2,999,101

Administration and services fees	599,820

Auditing	39,181

Legal	36,303

Trustees’ fees and expenses	81,275

Reports to shareholders	18,460

Other	57,963

Total expenses, before expense reductions	3,832,103

Expense reductions	(3,257,454)

Total expenses, after expense reductions	574,649

Net investment income (loss)	67,654,561

Net realized gain (loss) on investment transactions	(365,552)

Net increase (decrease) in net assets resulting from operations	67,289,009

The accompanying notes are an integral part of the financial statements.

14   Scudder Daily Assets Fund Institutional

Statement of Changes in Net Assets

	Years Ended June 30,

Increase (Decrease) in Net Assets	2005	2004

Operations:
Net investment income	67,654,561	22,049,631

Net realized gain (loss) on investment transactions	(365,552)	(473,316)

Net increase (decrease) in net assets resulting from operations	67,289,009	21,576,315

Distributions to shareholders from:
Net investment income and short-term gains	(67,654,561)	(22,053,611)

Fund share transactions:
Proceeds from shares sold	13,420,020,805	9,477,790,715

Reinvestment of distributions	—	938,109

Cost of shares redeemed	(14,328,388,857)	(11,171,816,078)

Net increase (decrease) in net assets from Fund share transactions	(908,368,052)	(1,693,087,254)

Increase (decrease) in net assets	(908,733,604)	(1,693,564,550)

Net assets at beginning of period	3,895,432,749	5,588,997,299

Net assets at end of period (including undistributed net investment income of $206,199 and $206,199, respectively)	2,986,699,145	3,895,432,749

Other Information

Shares outstanding at beginning of period	3,895,699,876	5,588,787,122

Shares sold	13,420,020,805	9,477,790,716

Shares issued in reinvestment of distributions	—	938,109

Shares redeemed	(14,328,388,857)	(11,171,816,071)

Net increase (decrease) in Fund shares	(908,368,052)	(1,693,087,246)

Shares outstanding at end of period	2,987,331,824	3,895,699,876

The accompanying notes are an integral part of the financial statements.

Scudder Daily Assets Fund Institutional    15

 Financial Highlights

Years Ended
June 30,	2005	2004		2003		2002	2001

Selected Per Share Data

Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	.022	.010		.015		.03	.06

Net realized gain (loss) on investment transactions[a]	—	—		—		—	—

Total from investment operations	.022	.010		.015		.03	.06

Less distributions from:
Net investment income	(.022)	(.010)		(.015)		(.03)	(.06)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return (%)	2.24[b]	1.02	[b]	1.47	[b]	2.64	6.07

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	2,987	3,895		5,589		12,814	13,747

Ratio of expenses, before expense reductions (%)	.13	.14		.13		.12	.12

Ratio of expenses, after expense reductions (%)	.02	.07		.12		.12	.12

Ratio of net investment income (%)	2.26	1.03		1.50		2.52	5.78

[a]	Less than $.005 per share.

[b]	Total return would have been lower had certain expenses not been reduced.

16   Scudder Daily Assets Fund Institutional

Notes to Financial Statements

Note 1—Organization and Significant Accounting Policies

A. Organization

Scudder Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company organized as a Massachusetts business trust. Scudder Daily Assets Fund Institutional (the “Fund”) is one of the funds the Trust offers to institutional and “accredited” investors as defined under the Securities Act of 1933.

The Fund is primarily sold to investors who use the Fund to invest cash collateral received in connection with securities lending transactions.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

Scudder Daily Assets Fund Institutional    17

D. Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At June 30, 2005, the Fund had a net tax basis capital loss carryforward of approximately $670,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2012 ($473,000), June 30, 2013 ($197,000), the respective expiration dates, whichever occurs first.

E. Distributions of Income

The net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At June 30, 2005, the Fund’s components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income	$8,189,288

Capital loss carryforwards	670,000

During the years ended June 30, 2005 and June 30, 2004 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2005	2004

Distributions from ordinary income*	$67,654,561	$22,053,611

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

In addition, from November 1, 2004 through June 30, 2005, the Fund incurred approximately $169,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended June 30, 2006.

18   Scudder Daily Assets Fund Institutional

F. Contingencies

In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund’s Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10%.

	Total	Amount	Annual
	Aggregated	Waived	Effective Rate

Advisory fee	$2,999,101	$2,929,591	.00%

Investment Company Capital Corp. (“ICCC”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund’s Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.02%.

			Unpaid at
	Total	Amount	June 30,	Annual
	Aggregated	Waived	2005	Effective Rate

Administrative fee	$599,820	$278,133	$57,375	.01%

For the period from May 2, 2004 through October 31, 2005, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary, to limit expenses to 0.07%.

Furthermore, effective for the periods from July 1, 2004 through December 31, 2004, January 3, 2005 through March 23, 2005, March 24, 2005 through May 15, 2005 and May 16, 2005 through June 30, 2005, the Advisor and the Administrator voluntarily agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary to limit expenses to 0.01%, 0.02%, 0.03% and 0.04%, respectively, of the average daily net assets of the Fund.

Scudder Daily Assets Fund Institutional    19

In addition, the Advisor reimbursed the Fund $35,325 for certain expenses for the year ended June 30, 2005.

Scudder Investments Service Company (“SISC”), an affiliate of the Advisor, is the Fund’s transfer agent. SISC maintains the shareholder account records for the Fund. Pursuant to a sub-transfer agency agreement, between SISC and DST Systems, Inc. (“DST”), SISC has delegated certain transfer agency and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not the Fund.

ICCC is also the Fund’s accounting agent. ICCC has designated Scudder Fund Accounting Corporation (“SFAC”), an affiliate of the Advisor, to provide the fund accounting services. SFAC and ICCC have in turn entered into a sub-accounting agreement with State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. State Street Bank and Trust Company is the Fund’s custodian.

As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. (“DeIM”), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the year ended June 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $5,760, of which $2,880 is unpaid at June 30, 2005.

Expense Reductions

For the year ended June 30, 2005, the Advisor agreed to reimburse the Fund $9,633, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s custodian expenses. During the year ended June 30, 2005, the custodian fee was reduced by $4,772 for custodian credits earned.

20   Scudder Daily Assets Fund Institutional

Note 3—Line of Credit

The Fund and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 10 percent of its net assets under this agreement.

Note 4—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Scudder Daily Assets Fund Institutional    21

 Report of Independent Registered
 Public Accounting Firm

To the Trustees of Scudder Institutional Funds and Shareholders of Daily Assets Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (the “Fund”) at June 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 15, 2005

22   Daily Assets Fund Institutional

Tax Information	(Unaudited)

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Daily Assets Fund Institutional    23

 Trustees and Officers

Independent Trustees

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation [3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998—January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998—January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987—1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985—1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976—1985)	52

Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information collection and risk–management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Director, The Germany Fund, Inc. (since 2000), The New Germany Fund, Inc. (since 2004), The Central Europe and Russia Fund, Inc. (since 2000). Formerly, Partner, McKinsey & Company (consulting) (1991—1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985—1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998—February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996—June 2001) and Anchor Gaming (gaming software and equipment) (March 1999—December 2001); Chairman of the Board, Weirton Steel Corporation[3](April 1996—2004)	55

S. Leland Dill 3/28/30 Trustee since 1999	Trustee, Phoenix Euclid Market Neutral Fund (since May 1998), Phoenix Funds (25 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956—June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989—May 1992), Coutts (USA) International (January 1992—March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991—March 1999); General Partner, Pemco (investment company) (June 1979—June 1986); Trustee, Phoenix Zweig Series Trust (September 1989—May 2004)	52

24   Daily Assets Fund Institutional

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996—January 2000); Director, S.G. Cowen Mutual Funds (January 1985—January 2001); Trustee of the TIAA—CREF mutual funds (February 2004—March 2005)	52

Richard J. Herring 2/18/46 Trustee since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995—June 2000)	52

Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open–end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 7 open–end mutual funds managed by Sun Capital Advisers, Inc. (since 1998)	52

Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present)	52

Philip Saunders, Jr. 10/11/35 Trustee since 1999	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987—1988); President, John Hancock Home Mortgage Corporation (1984—1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982—1986)	52

William N. Searcy 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open–end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989—October 2003)	52

Daily Assets Fund Institutional    25

Interested Trustee

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

William N. Shiebler[4] 2/6/42 Trustee since 2004	Vice Chairman, Deutsche Asset Management (“DeAM”) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990—1999).	126

Officers

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

Julian F. Sluyters[6] 7/14/60 President and Chief Executive Officer since 2004	Managing Director[5], Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001—2003); Chief Administrative Officer (1998—2001) and Senior Vice President and Director of Mutual Fund Operations (1991—1998) UBS Global Asset Management

Kenneth Murphy[7] 10/13/63 Vice President and Anti–Money Laundering Compliance Officer since 2002	Director[5], Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992—2000).

Paul H. Schubert[6] 1/11/63 Chief Financial Officer since 2004 Treasurer since June 2005	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994—2004).

John Millette[7] 8/23/62 Secretary since 2003	Director[5], Deutsche Asset Management.

Lisa Hertz[6] 8/21/70 Assistant Secretary since 2004	Vice President, Deutsche Asset Management.

Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)

26   Daily Assets Fund Institutional

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

Caroline Pearson[7] 4/1/62 Assistant Secretary since 2002	Managing Director[5], Deutsche Asset Management.

Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director[5], Deutsche Asset Management.

Scott M. McHugh[7] 9/13/71 Assistant Treasurer since 2005	Director[5], Deutsche Asset Management.

Kathleen Sullivan D’Eramo [7] 1/25/57 Assistant Treasurer since 2003	Director[5], Deutsche Asset Management.

Philip Gallo[6](1962) 8/2/62 Chief Compliance Officer since 2004	Managing Director[5], Deutsche Asset Management (2003—present). Formerly, Co-Head of Goldman Sachs Asset Management Legal (1994—2003)

[1]	Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

[2]	Length of time served represents the date that each Trustee or officer first began serving in that position with the Scudder Institutional Funds of which this fund is a series.

[3]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[4]	Mr. Shiebler is a Trustee who is an “interested person“ within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler’s business address is 345 Park Avenue, New York, New York 10154.

[5]	Executive title, not a board directorship.

[6]	Address: 345 Park Avenue, New York, New York 10154.

[7]	Address: Two International Place, Boston, Massachusetts 02110.

The fund’s Statement of Additional Information includes additional information about the fund’s Trustees. To receive your free copy of the Statement of Additional Information, call toll–free: 1-800-621-1048.

Daily Assets Fund Institutional    27

 Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAm funds and services via touchtone telephone and the ability to exchange or redeem shares.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.

Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type “proxy voting” in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com (800) 621-1148

CUSIP Number	811162 809

Fund Number	538

28   Scudder Daily Assets Fund Institutional

 Notes

 Notes

 Notes

222 South Riverside Plaza
Chicago, IL 60606-5808

814ANN

39195 (8/05)

ITEM 2.         CODE OF ETHICS.

As of the end of the period, June 30, 2005, Scudder Institutional Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     SCUDDER DAILY ASSETS FUND INSTITUTIONAL
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

  Services that the Fund's Independent Registered Public Accounting Firm Billed
                                   to the Fund

--------------------------------------------------------------------------------
Fiscal Year      Audit       Audit-Related       Tax Fees        All  Other
   Ended      Fees Billed     Fees Billed        Billed to      Fees Billed
  June 30,     to Fund         to Fund            Fund           to Fund
--------------------------------------------------------------------------------
2005           $37,700            $225             $3,255           $0
--------------------------------------------------------------------------------
2004           $34,500            $185             $3,100           $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
              Audit-Related            Tax Fees             All Other
Fiscal         Fees Billed to          Billed to           Fees Billed
 Year          Adviser and            Adviser and         to Adviser and
 Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
June 30,    Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2005           $264,200                 $0                    $0
--------------------------------------------------------------------------------
2004           $807,051                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                Total
                             Non-Audit
                            Fees billed
                             to Adviser
                                and
                             Affiliated
                            Fund Service             Total
                             Providers             Non-Audit
                            (engagements          Fees billed
                              related             to Adviser
              Total        directly to the      and Affiliated
            Non-Audit      operations and        Fund Service
Fiscal        Fees            financial           Providers
 Year        Billed          reporting            (all other         Total of
 Ended       to Fund        of the Fund)         engagements)        (A), (B)
June 30,      (A)               (B)                  (C)             and (C)
--------------------------------------------------------------------------------
2005          $3,255             $0                 $89,635         $92,890
--------------------------------------------------------------------------------
2004          $3,100             $0               $1,722,293      $1,725,393
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Daily Assets Fund Institutional,
                                    a series of Scudder Institutional Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Daily Assets Fund Institutional,
                                    a series of Scudder Institutional Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 31, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 31, 2005